Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Compensation Expenses Recognized for Share-based Compensation Granted

Compensation expenses recognized for share-based compensation granted by the Company were as follows:

	For the Ended December 31,
	2022	2023	2024
	USD	USD	USD
Cost of revenues	—	—	548,762
Selling and marketing expenses	—	—	1,767,234
Research and development expenses	—	—	2,308,520
General and administrative expenses	—	7,456,800	2,406,330
Total	—	7,456,800	7,030,846

Summary of Restricted Shares Units Granted

The following table summarizes activities of the Company’s restricted shares units granted under the 2023 Plan II:

	Number of ADS Outstanding	Weighted Average Grant Date Fair Value (Per ADS)
		USD
Unvested as of December 31, 2023	—	—
Granted	4,299,891	2.04
Vested	(3,084,129)	2.04
Unvested as of December 31, 2024	1,215,762	2.04